CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)
Items not requiring (providing) cash
Depreciation and amortization	12.9
Impairment and other closure costs (note 7)	8.2		661.8	294.5
Deferred income taxes (note 21)	0.1
Foreign exchange loss (gain) on long-term debt	3.2
Non-cash reorganization items	2.4
Non-cash interest on compromised notes	0
Gain on cancellation of long-term debt (note 18)	0
Employee future benefits, expense over (under) cash contributions	(3.4)
Increase (decrease) in other long-term obligations	(0.1)
Loss (gain) on disposal of property, plant and equipment	(0.4)
Other	0.2
Cash flows provided (used) by operations	52.1	(44.0)
Investing
Additions to property, plant and equipment	(10.4)	12.2
Proceeds from sale of property, plant and equipment	0.8	11.5
Proceeds from termination of interest rate swaps	0
Decrease (increase) in restricted cash	(3.4)	(6.4)
Decrease (increase) in other assets	0	(3.7)
Cash flows provided (used) by investing activities	(6.2)	(3.4)
Financing
Share issuance costs	0	0.2
Increase (decrease) in revolving loan	(40.0)	16.0
Proceeds on issuance of senior secured notes (note 18)	0	33.1
Note exchange costs (note 18)	0
Increase (decrease) in advances to related companies	0	0
Deferred financing costs (note 18)	0	(9.3)
DIP financing costs	0	3.8
Decrease in other long-term debt	0	(0.9)
Distribution paid	0	0
Redemption of senior notes	0
Cash flows provided (used) by financing activities	(40.0)	34.9
Cash and cash equivalents, increase (decrease) in the year	5.9	(12.5)
Cash and cash equivalents, beginning of period	12.2	25.1
Cash and cash equivalents, end of period 1	16.6	12.2	25.1
Catalyst Paper Corporation [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(39.6)
Items not requiring (providing) cash
Depreciation and amortization	8.8
Foreign exchange loss (gain) on long-term debt	3.2
Cash flows provided (used) by operations	(90.5)	119.1
Investing
Additions to property, plant and equipment	(4.2)	4.9
Proceeds from sale of property, plant and equipment	0	5.5
Decrease (increase) in restricted cash	2.9	(3.6)
Decrease (increase) in other assets		(2.6)
Cash flows provided (used) by investing activities	(1.3)	(0.4)
Financing
Share issuance costs		0.2
Increase (decrease) in revolving loan	(40.0)	16.0
Proceeds on issuance of senior secured notes (note 18)		33.1
Increase (decrease) in advances to related companies	132.3	(155.0)
Deferred financing costs (note 18)		(9.3)
DIP financing costs		3.8
Decrease in other long-term debt		(0.7)
Distribution paid	0	0
Cash flows provided (used) by financing activities	92.3	(119.9)
Cash and cash equivalents, increase (decrease) in the year	0.5	(1.2)
Cash and cash equivalents, beginning of period	0.3	0
Cash and cash equivalents, end of period 1	0.8	0.3
Subsidiary guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	3.2
Items not requiring (providing) cash
Depreciation and amortization	2.2
Foreign exchange loss (gain) on long-term debt	0
Cash flows provided (used) by operations	160.9	27.5
Investing
Additions to property, plant and equipment	(3.2)	4.6
Proceeds from sale of property, plant and equipment	0.8	6.0
Decrease (increase) in restricted cash	0.5	(2.8)
Decrease (increase) in other assets		(1.0)
Cash flows provided (used) by investing activities	(1.9)	(0.4)
Financing
Share issuance costs		0
Increase (decrease) in revolving loan	0	0
Proceeds on issuance of senior secured notes (note 18)		0
Increase (decrease) in advances to related companies	(153.8)	(95.4)
Deferred financing costs (note 18)		0
DIP financing costs		0
Decrease in other long-term debt		(0.2)
Distribution paid	0.4	56.3
Cash flows provided (used) by financing activities	(153.4)	(39.3)
Cash and cash equivalents, increase (decrease) in the year	5.6	(12.2)
Cash and cash equivalents, beginning of period	5.2	0
Cash and cash equivalents, end of period 1	10.8	5.2
Subsidiary non-guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(4.4)
Items not requiring (providing) cash
Depreciation and amortization	1.9
Foreign exchange loss (gain) on long-term debt	0
Cash flows provided (used) by operations	(22.2)	38.2
Investing
Additions to property, plant and equipment	(3.0)	2.7
Proceeds from sale of property, plant and equipment	0	0
Decrease (increase) in restricted cash	0	0
Decrease (increase) in other assets		(0.1)
Cash flows provided (used) by investing activities	(3.0)	(2.6)
Financing
Share issuance costs		0
Increase (decrease) in revolving loan	0	0
Proceeds on issuance of senior secured notes (note 18)		0
Increase (decrease) in advances to related companies	25.4	21.6
Deferred financing costs (note 18)		0
DIP financing costs		0
Decrease in other long-term debt		0
Distribution paid	(0.4)	(56.3)
Cash flows provided (used) by financing activities	25.0	(34.7)
Cash and cash equivalents, increase (decrease) in the year	(0.2)	0.9
Cash and cash equivalents, beginning of period	7.1	0
Cash and cash equivalents, end of period 1	6.9	7.1
Eliminating entries [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	4.1
Items not requiring (providing) cash
Depreciation and amortization	0
Foreign exchange loss (gain) on long-term debt	0
Cash flows provided (used) by operations	3.9	(228.8)
Investing
Additions to property, plant and equipment	0	0
Proceeds from sale of property, plant and equipment	0	0
Decrease (increase) in restricted cash	0	0
Decrease (increase) in other assets		0
Cash flows provided (used) by investing activities	0	0
Financing
Share issuance costs		0
Increase (decrease) in revolving loan	0	0
Proceeds on issuance of senior secured notes (note 18)		0
Increase (decrease) in advances to related companies	(3.9)	228.8
Deferred financing costs (note 18)		0
DIP financing costs		0
Decrease in other long-term debt		0
Distribution paid	0	0
Cash flows provided (used) by financing activities	(3.9)	228.8
Cash and cash equivalents, increase (decrease) in the year	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period 1	0	0
Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		650.3	(976.6)	(398.2)	(5.6)	(219.0)
Items not requiring (providing) cash
Depreciation and amortization		23.4	112.4	119.3	137.3	159.8
Impairment and other closure costs (note 7)		3.3	823.6	294.5	17.4	151.0
Deferred income taxes (note 21)		(0.7)	(7.6)	(16.1)	(26.6)	(92.4)
Foreign exchange loss (gain) on long-term debt		(24.0)	9.7	(27.6)	(75.3)	82.2
Non-cash reorganization items		(707.4)	0	0	0	0
Non-cash interest on compromised notes		48.4	0	0	0	0
Gain on cancellation of long-term debt (note 18)		0	0	0.6	30.7	0
Employee future benefits, expense over (under) cash contributions		(8.4)	(8.0)	(2.4)	4.3	2.9
Increase (decrease) in other long-term obligations		0	(3.1)	(4.2)	(0.5)	(5.1)
Loss (gain) on disposal of property, plant and equipment		6.7	0.1	7.2	3.9	(0.4)
Other		2.6	(1.8)	10.3	4.6	(13.5)
Cash flows provided (used) by operations		(44.0)	(71.5)	(44.1)	103.6	78.1
Investing
Acquisition of Snowflake newsprint mill		0			0	(172.2)
Additions to property, plant and equipment		(12.2)	(19.7)	(11.2)	11.5	41.9
Proceeds from sale of property, plant and equipment		11.5	1.2	7.9	4.5	2.2
Proceeds from termination of interest rate swaps					0	7.6
Decrease (increase) in restricted cash		6.4	0	0	0	0
Decrease (increase) in other assets		3.7	0.8	(1.2)	(4.1)	1.0
Cash flows provided (used) by investing activities		(3.4)	(17.7)	(4.5)	(2.9)	(205.3)
Financing
Issue of shares, net of share issue costs					0	121.1
Share issuance costs		(0.2)	0	0	0	0
Increase (decrease) in revolving loan		16.0	48.0	(14.5)	(45.6)	60.1
Repayment of revolving operating loan				0	0	(47.1)
Repayment of long-term debt			25.8	0	(75.7)	0
Proceeds from long-term debt					95.0	0
Proceeds on issuance of senior secured notes (note 18)		33.1	0	98.4	0	0
Note exchange costs (note 18)		0	0	(8.3)	2.2	0
Proceeds on termination of debt foreign currency contracts					34.7	0
Increase (decrease) in advances to related companies			0	(141.5)
Proceeds on termination of debt hedges				0
Deferred financing costs (note 18)		(9.3)	(2.4)	(4.5)	(0.9)	(5.5)
Settlement on purchase of debt securities				(9.2)	(26.9)	0
DIP financing costs		(3.8)	0	0	0	0
Decrease in other long-term debt		(0.9)	(0.9)	(1.0)	(1.0)	(3.6)
Distribution paid			0	87.5
Redemption of senior notes		0	25.8	0
Cash flows provided (used) by financing activities		34.9	18.9	60.9	(22.6)	132.2
Cash and cash equivalents, increase (decrease) in the year		(12.5)	(70.3)	12.3	78.1	5.0
Cash and cash equivalents, beginning of period	12.6	25.1	95.4	83.1	5.0	0
Cash and cash equivalents, end of period 1		12.6	25.1	95.4	83.1	5.0
Predecessor [Member] | Catalyst Paper Corporation [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		473.4	(722.6)	(339.7)
Items not requiring (providing) cash
Depreciation and amortization		15.4	66.8	69.5
Impairment and other closure costs (note 7)			496.2	232.8
Foreign exchange loss (gain) on long-term debt		(24.0)	9.7	(27.6)
Cash flows provided (used) by operations			(427.3)	(153.9)
Investing
Additions to property, plant and equipment			7.8	2.9
Proceeds from sale of property, plant and equipment			0	0.4
Decrease (increase) in other assets			1.2	1.7
Cash flows provided (used) by investing activities			(9.0)	(4.2)
Financing
Increase (decrease) in revolving loan			48.0	0
Repayment of revolving operating loan				(14.5)
Repayment of long-term debt				0
Proceeds from long-term debt				0
Proceeds on issuance of senior secured notes (note 18)				98.4
Increase (decrease) in advances to related companies			352.3	99.5
Proceeds on termination of debt hedges				(8.3)
Deferred financing costs (note 18)			(2.4)	(4.5)
Settlement on purchase of debt securities				(9.2)
Decrease in other long-term debt			(0.9)	0
Dividends paid				0
Distribution paid			0	0
Redemption of senior notes			(25.8)
Cash flows provided (used) by financing activities			207.2	161.4
Cash and cash equivalents, increase (decrease) in the year			(65.1)	3.3
Cash and cash equivalents, beginning of period		1.5	66.6	63.3
Cash and cash equivalents, end of period 1			1.5	66.6
Predecessor [Member] | Subsidiary guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		216.2	(382.5)	(38.2)
Items not requiring (providing) cash
Depreciation and amortization		4.1	25.3	32.8
Impairment and other closure costs (note 7)			165.6	61.7
Foreign exchange loss (gain) on long-term debt		0	0	0
Increase (decrease) in other long-term obligations			0.2	1.5
Cash flows provided (used) by operations			(37.2)	66.1
Investing
Additions to property, plant and equipment			11.0	6.3
Proceeds from sale of property, plant and equipment			1.2	7.5
Decrease (increase) in other assets			(2.0)	(0.5)
Cash flows provided (used) by investing activities			(7.8)	1.7
Financing
Increase (decrease) in revolving loan			0	(14.9)
Repayment of revolving operating loan				14.5
Proceeds on issuance of senior secured notes (note 18)				0
Increase (decrease) in advances to related companies			131.3	41.5
Proceeds on termination of debt hedges				0
Deferred financing costs (note 18)			0	0
Settlement on purchase of debt securities				0
Decrease in other long-term debt			0	(1.0)
Dividends paid				(12.6)
Distribution paid			(94.1)	(85.7)
Redemption of senior notes			0
Cash flows provided (used) by financing activities			37.4	(56.7)
Cash and cash equivalents, increase (decrease) in the year			(7.6)	11.1
Cash and cash equivalents, beginning of period		17.4	25.0	13.9
Cash and cash equivalents, end of period 1			17.4	25.0
Predecessor [Member] | Subsidiary non-guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		92.6	(5.2)	(2.8)
Items not requiring (providing) cash
Depreciation and amortization		3.9	13.4	7.4
Impairment and other closure costs (note 7)			0	0
Foreign exchange loss (gain) on long-term debt		0	0	0
Increase (decrease) in other long-term obligations				1.5
Cash flows provided (used) by operations			5.3	2.7
Investing
Additions to property, plant and equipment			0.9	2.0
Proceeds from sale of property, plant and equipment			0	0
Decrease (increase) in other assets			0	0
Cash flows provided (used) by investing activities			(0.9)	(2.0)
Financing
Increase (decrease) in revolving loan			0	0
Repayment of revolving operating loan				0
Proceeds on issuance of senior secured notes (note 18)				0
Increase (decrease) in advances to related companies			0	0.5
Proceeds on termination of debt hedges				0
Deferred financing costs (note 18)			0	0
Settlement on purchase of debt securities				0
Decrease in other long-term debt			0	0
Dividends paid				0
Distribution paid			(1.8)	(1.8)
Redemption of senior notes			0
Cash flows provided (used) by financing activities			(2.0)	(2.8)
Cash and cash equivalents, increase (decrease) in the year			2.4	(2.1)
Cash and cash equivalents, beginning of period		6.2	3.8	5.9
Cash and cash equivalents, end of period 1			6.2	3.8
Predecessor [Member] | Eliminating entries [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		(131.9)	133.7	(17.5)
Items not requiring (providing) cash
Depreciation and amortization		0	0	0
Impairment and other closure costs (note 7)			0	0
Foreign exchange loss (gain) on long-term debt		0	0	0
Cash flows provided (used) by operations			387.7	(41.0)
Investing
Additions to property, plant and equipment			0	0
Proceeds from sale of property, plant and equipment			0	0
Decrease (increase) in other assets			0	0
Cash flows provided (used) by investing activities			0	0
Financing
Increase (decrease) in revolving loan			0
Proceeds on issuance of senior secured notes (note 18)				0
Increase (decrease) in advances to related companies			(483.6)	(141.5)
Proceeds on termination of debt hedges				0
Deferred financing costs (note 18)			0	0
DIP financing costs				0
Decrease in other long-term debt			0	0
Dividends paid				12.6
Distribution paid			95.9	87.5
Redemption of senior notes			0
Repayment of revolving operating loan				0
Cash flows provided (used) by financing activities			(387.7)	(41.0)
Cash and cash equivalents, increase (decrease) in the year			0	0
Cash and cash equivalents, beginning of period		0	0	0
Cash and cash equivalents, end of period 1			0	0